ASSET RETIREMENT OBLIGATION ("ARO") (Tables)	12 Months Ended
Dec. 31, 2021
ASSET RETIREMENT OBLIGATION ("ARO")
Schedule of changes in asset retirement obligation

($ thousands)	December 31, 2021	December 31, 2020
Balance, beginning of year	$102,325	$106,274
Change in estimates	26,586	3,020
Property acquisition and development activity	1,304	1,615
Bruin acquisition (Note 3)	21,964	—
Dunn County acquisition (Note 3)	5,880	—
Divestments (Note 3)	(13,525)	(758)
Settlements	(12,951)	(13,275)
Government assistance	(4,594)	—
Accretion expense	5,825	5,449
Balance, end of year	$132,814	$102,325